FEDERATED WORLD INVESTMENT SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 27, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED WORLD INVESTMENT SERIES, INC.

FEDERATED EMERGING MARKET DEBT FUND (the “Fund”)

Class A Shares

Class B Shares

Class C Shares

Class F Shares
Institutional Shares

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 30, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 50 on March 26, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-8240.

Very truly yours,

/s/ Alicia G. Powell

Alicia G. Powell

Assistant Secretary